Investment securities (Tables)	6 Months Ended
Jun. 30, 2022
Investment securities
end of	2Q22	1Q22	4Q21
Investment securities (CHF million)
Debt securities available-for-sale	739	809	1,005
Total investment securities	739	809	1,005

Investment securities by type
Investment securities by type
	2Q22				4Q21
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	2	0	0	2	2	0	0	2
Corporate debt securities	849	0	112	737	1,011	0	8	1,003
Debt securities available-for-sale	851	0	112	739	1,013	0	8	1,005

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2Q22 (CHF million)
Corporate debt securities	625	100	89	12	714	112
Debt securities available-for-sale	625	100	89	12	714	112
4Q21 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M22	6M21
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	45	0
Realized losses	(6)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2Q22 (CHF million, except where indicated)
Due within 1 year	25	25	0.67
Due from 1 to 5 years	90	83	(0.02)
Due from 5 to 10 years	736	631	0.05
Debt securities available-for-sale	851	739	0.06

Bank
Investment securities
end of	6M22	2021
Investment securities (CHF million)
Debt securities available-for-sale	737	1,003
Total investment securities	737	1,003

Investment securities by type
Investment securities by type
	6M22				2021
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Corporate debt securities	849	0	112	737	1,011	0	8	1,003
Debt securities available-for-sale	849	0	112	737	1,011	0	8	1,003

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
6M22 (CHF million)
Corporate debt securities	625	100	89	12	714	112
Debt securities available-for-sale	625	100	89	12	714	112
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M22	6M21
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	45	0
Realized losses	(6)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
end of 6M22	Amortized cost	Fair value	Average yield (in %)
Due within 1 year	23	23	0.43
Due from 1 to 5 years	90	83	(0.02)
Due from 5 to 10 years	736	631	0.05
Debt securities available-for-sale	849	737	0.05